Accounts payable (Details) - Schedule of accounts payable - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Accounts Payable Abstract
Royal fees payable	$ 3,770,945